Victory RS Large Cap Alpha VIP Series
Victory RS Large Cap Alpha VIP Series
Investment Objective
The Series seeks to provide long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Victory RS Large Cap Alpha VIP Series Class I
Management Fees	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%	[1]
[1]	Victory Capital Management Inc., the Series' investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.55%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) recoupment. This agreement may only be terminated by the Series' Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the period indicated. The example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	$3 Years	5 Years	10 Years
Victory RS Large Cap Alpha VIP Series | Class I | USD ($)	55	173	302	677

Expense Example No Redemption	1 Year	$3 Years	5 Years	10 Years
Victory RS Large Cap Alpha VIP Series | Class I | USD ($)	55	173	302	677

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

The Adviser pursues the Series' investment objective by investing, under normal circumstances, at least 80% of its net assets in companies considered by the Adviser (at the time of purchase) to be large-capitalization companies. The Adviser considers a company to be large-capitalization if its market capitalization is at least $5 billion.

In evaluating investments for the Series, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser seeks to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on the Adviser's assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Adviser regularly reviews the Series' investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Series typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Series holds a relatively few number of securities and, as a result of the Adviser's investment process, the Series' investments may be focused in one or more economic sectors from time to time.

Principal Risks

The Series' investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Series invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Series' shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Series. Such inflows or outflows might affect management of the Series adversely to the extent they were to cause the Series' cash position or cash requirements to exceed normal levels.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Limited Portfolio Risk. To the extent the Series invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.
  Management Risk. The Adviser may not execute the Series' principal investment strategy effectively.
  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk. Overall stock market risks may affect the value of the Series. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Series. There is no guarantee that the Series will achieve its objective. An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Series does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Series Performance

The bar chart and performance table provide some indication of the risks of investing in the Series. We assume reinvestment of dividends and distributions. The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Series' average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index. The returns in the bar chart and performance table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If such fees and expenses were reflected, the returns would be lower than those shown. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at https://www.guardianlife.com/annuities/prices-and-performance.

Performance information for the periods prior to July 30, 2016 reflects the historical performance of the RS Large Cap Alpha VIP Series, a series of RS Variable Products Trust (the predecessor to the Series managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Series' performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Series.

Annual Total Return for Class I Shares (calendar year-end)

Highest/lowest quarterly results during this time period were:
Highest	17.35% (quarter ended September 30, 2009)
Lowest	-20.96% (quarter ended September 30, 2011)

Average Annual Total Returns (periods ended 12/31/16)
Average Annual Returns - Victory RS Large Cap Alpha VIP Series	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
Class I	9.03%	14.42%	7.77%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%